Note 8 - Stockholders' Deficit	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Stockholders' Deficit

Private Placement of Common Stock

In December 2018, our Board of Directors approved the private placement of up to 4,545,455 shares of our common stock to select accredited investors for a total amount of $5,000,000, or $1.10 per share of common stock with the right of the Board to increase the offering amount to $7,000,000 (the “Offering”). On December 26, 2018, we completed an initial closing of the Offering, pursuant to which we sold an aggregate of 3,359,100 shares of common stock, at $1.10 per share, for an aggregate purchase price of $3,695,010 in cash. A portion of the proceeds from the Offering was used to repay in full approximately $2.6 million in borrowings and accrued interest under two short-term credit facilities provided by Cleveland Capital, L.P. and a shareholder. The shares offered and sold in the Offering have not been registered under the Securities Act of 1933, as amended (“Securities Act”), and may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the Securities Act. The shares were offered and sold to the accredited investors in reliance upon exemptions from registration pursuant to Rule 506(c) of Regulation D promulgated under Section 4(a)(2) under the Securities Act.

On January 29, 2019, the Company conducted its final closing (the “Final Closing”) to its round of private placement to accredited investors that initially closed on December 26, 2018 (“Initial Closing”). Following the Initial Closing to the Final Closing, the Company sold an additional 633,464 shares of its Common Stock (“Shares”), at $1.10 per share, for an aggregate purchase price of $696,810 to two accredited investors. In the aggregate, the Company issued 3,992,564 for an aggregate gross proceeds of approximately $4.39 million. The Shares were issued on identical terms to those previously reported for the Initial Closing on the Company’s Form 8-K filed with the Securities and Exchange Commission (“SEC”) on December 28, 2018. The Company relied on the exemption from registration pursuant to Rule 506(c) of Regulation D promulgated under Section 4(a)(2) under the Securities Act of 1933, as amended.

Advisory Agreements

Catalyst Global LLC. Effective April 1, 2018, we entered into a renewal contract (the “2018 Renewal”) with Catalyst Global LLC to provide investor relations services for 12 months in exchange for monthly fees of $4,500 per month and 34,840 shares of restricted common stock per quarter. The initial tranche of 8,710 shares was valued at $1.70 or $14,807 when issued on June 21, 2018, the second tranche of 8,710 shares was valued at $2.01 or $17,507 when issued September 28, 2018, the third tranche of 8,710 shares was valued at $1.75 per share or $15,243 when issued on December 31, 2018, and the fourth tranche of 8,710 shares was valued at $1.31 per share or $11,410 when issued on March 27, 2019. The 2018 Renewal is cancelable upon 60 days written notice.

Shenzhen Reach Investment Development Co. (“SRID”). On March 14, 2018, we entered into a consulting agreement with SRID to assist us with identifying strategic partners, suppliers and manufacturers in China for a term of 12 months. Included with the services is a two-week trip to China to meet with potential manufacturers, which took place in April 2018. In consideration for the services, we agreed to issue to SRID, up to 174,674 shares of restricted common stock valued at approximately $80,000 over the course of the 12-month term. As of March 31, 2019, 174,674 shares have been issued.

Warrant Activity

Warrant detail for the nine months ended March 31, 2019 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	1,740,790	$2.03	0.74
Warrants issued	-	$-	-
Warrants forfeited	(1,657,457)	$2.03	-
Warrants outstanding and exercisable at March 31, 2019	83,333	$2.00	0.50

Stock-based Compensation

On November 26, 2014, our board of directors approved our 2014 Equity Incentive Plan (the “2014 Plan”), which was approved by our shareholders on February 17, 2015. The 2014 Plan offers selected employees, directors, and consultants the opportunity to acquire our common stock, and serves to encourage such persons to remain employed by us and to attract new employees. The 2014 Plan allows for the award of stock and options, up to 10,000,000 shares of our common stock.

On October 26, 2017, we granted 1,880,000 incentive stock options (“ISO”) of the Company’s common stock, with an estimated grant-date fair value of $769,000, to 20 Company employees. The ISOs vest 25% on the grant date and then 6% per quarter for the following twelve quarters with all options expiring ten years from the date of grant. In addition, the Company issued 90,000 non-qualified stock options (“NQSO”) of the Company’s common stock, with an estimated grant-date fair value of $37,000, to three members of its Board of Directors. The NQSOs vest 12.5% per quarter over a two-year period and expire ten years from the date of grant.

Between March 15, 2019 and March 18, 2019, we granted 1,975,000 incentive stock options (“ISO”) of the Company’s common stock, with an estimated grant-date fair value of $2,686,000, to 34 Company employees. The ISOs vest 25% on the grant date and then 6% per quarter for the following twelve quarters with all options expiring ten years from the date of grant. In addition, the Company issued 90,000 non-qualified stock options (“NQSO”) of the Company’s common stock, with an estimated grant-date fair value of $122,000, to three members of its Board of Directors. The NQSOs vest 25% on the grant date and then 6% per quarter for the following twelve quarters with all options expiring ten years from the date of grant.

Activity in stock options during the nine months ended March 31, 2019, and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	3,544,473	$0.83
Granted	2,478,960	1.44
Exercised	-
Forfeited and cancelled	(183,660)	0.46
Outstanding at March 31, 2019	5,839,773	$1.10	8.78
Exercisable at March 31, 2019	2,669,193	$0.96	7.98

Activity in stock options during the nine months ended March 31, 2018 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	716,277	$1.10
Granted	1,970,000	0.46
Exercised	-
Forfeited and cancelled	(66,910)	$0.62
Outstanding at March 31, 2018	2,619,367	$0.61	8.16
Exercisable at March 31, 2018	1,228,654	$0.77	7.75

Stock-based compensation expense recognized in our condensed consolidated statements of operations for the three and nine months ended March 31, 2019 and 2018, includes compensation expense for stock-based options and awards granted based on the grant date fair value. For options and awards granted, expenses are amortized under the straight-line method over the expected vesting period. Stock-based compensation expense recognized in the condensed consolidated statements of operations has been reduced for estimated forfeitures of options that are subject to vesting. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Our average stock price during the nine months ended March 31, 2019 was $1.82, and as a result the intrinsic value of the exercisable options at March 31, 2019 was approximately $4,858,000.

We allocated stock-based compensation expense included in the condensed consolidated statements of operations for employee option grants and non-employee option grants as follows:

	For the Three Months Ended March 31		For the Nine Months Ended March 31,

	2019	2018	2019	2018
Research and development	$225,000	$16,000	$256,000	$80,000
General and administration	861,000	29,000	1,236,000	129,000
Total stock-based compensation expense	$1,086,000	$45,000	$1,492,000	$209,000

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

Nine months ended March 31,	2019	2018
Expected volatility	111%	100%
Risk free interest rate	2.10%	1.76%
Forfeiture rate	20.0%	23.0%
Dividend yield	0%	0%
Expected term (years)	5	5

The remaining amount of unrecognized stock-based compensation expense at March 31, 2019 relating to outstanding stock options, is approximately $2,595,000, which is expected to be recognized over the weighted average period of 2.11 years.

Private Placements – Fiscal 2017 and 2018

During fiscal 2017, we sold 3,687,500 shares of common stock for a total purchase price of $1,475,000 to six accredited investors of which $1,075,000 was received in cash and $400,000 was received via the settlement of outstanding liabilities. Esenjay, our controlling shareholder and primary credit line holder, purchased 1,000,000 shares in exchange for the settlement of $400,000 of debt owed to Esenjay by the Company. Two of the accredited investors who invested an aggregate of $200,000 are siblings of Mr. Johnson. During fiscal 2016, a total of $2,425,000 had been raised of which $1,050,000 was received in cash and $1,375,000 was received via the settlement of outstanding liabilities. Esenjay purchased 625,000 shares for cash proceeds of $250,000 and 3,375,000 shares in exchange for the settlement of $1,350,000 of debt owed to Esenjay by the Company. In addition, we sold 2,000,000 shares (of which 250,000 shares (valued at $100,000) were not issued until subsequent to June 30, 2016) to two unrelated accredited investors for $800,000 in cash and 63,000 shares (valued at $25,000) in exchange for settlement of accounts payable to a vendor. On April 15, 2016, we entered into an agreement with Esenjay, whereby Esenjay agreed to limit its right of conversion under the Unrestricted Line of Credit to such number of shares so that upon conversion, if any, it will not cause us to exceed our authorized number of shares of common stock. The securities offered and sold in the Offering have not been registered under the Securities Act. The securities were offered and sold to accredited investors in reliance upon exemptions from registration pursuant to Rule 506 promulgated thereunder.

The initial closing of the Offering in May 2016 at a price of $0.40 per share triggered an anti-dilution provision for warrant holders under our 2012 Private Placement pursuant to which an aggregate of 290,735 shares of common stock may be purchased upon exercise. As a result, the exercise price of such warrants was reduced from $2.69 to $1.55 per share. The remaining terms, including expiration dates, of all effected warrants remain unchanged. The modified exercise price of the warrants to $1.55 resulted in a repricing modification charge of $12,000 that was recorded as a cost of capital raised in connection with the offering.

In March 2018, our Board of Directors approved a private placement of up to 5,714,286 shares of our common stock to select accredited investors for a total amount of $4,000,000, or $0.70 per share of common stock (“Offering”). As of June 30, 2018, all 5,714,286 shares of our common stock were sold to accredited investors at $0.70 per share for a total gross proceeds of $4,000,000. The securities in the Offering were offered and sold to accredited investors in reliance upon exemptions from registration pursuant to Section 4(a)(2) of the Securities Act and Rule 506 promulgated thereunder.

Advisory Agreements

Catalyst Global LLC. Effective April 1, 2016, we entered into a renewal contract (the “2016 Renewal”) with Catalyst Global LLC (“CGL”) to provide investor relations services for 12 months in exchange for monthly fees of $2,000 per month and 54,000 shares of unregistered common stock issued as follows: 31,500 shares on June 30, 2016 for services provided during the three months ended June 30, 2016 and 7,500 shares issued upon each of the six-, nine-, and twelve-month anniversaries of the contract. The initial tranche was valued at $0.50 per share or approximately $14,500 when issued on June 30, 2016, the second tranche of 7,500 shares was issued on September 29, 2016 and was valued at $0.40 per share or $3,000, the third tranche of 7,500 shares was issued on January 23, 2017 and was valued at $0.40 per share or $3,000 and the fourth tranche of 7,500 shares was issued on March 20, 2017 and was valued at $0.45 per share or $3,375.

Effective April 1, 2017, we entered into a renewal contract (the “2017 Renewal”) with CGL to provide investor relations services for 12 months in exchange for monthly fees of $3,500 per month and 7,777 shares of restricted common stock per month, issued on a quarterly basis. In relation to the 2017 Renewal, we issued 23,333 and 69,999 shares of common stock, during Fiscal 2017 and Fiscal 2018, respectively. The common stock was valued at $0.45 per share or $10,500 and $31,500, during Fiscal 2017 and Fiscal 2018, respectively. The 2017 Renewal is cancelable upon 60 days written notice.

Effective April 1, 2018, we entered into another renewal contract (the “2018 Renewal”) with CGL to provide investor relations services for 12 months in exchange for monthly fees of $4,500 and 34,840 shares of restricted common stock, issued on a quarterly basis. During the three months ended June 30, 2018, we issued 8,710 shares of common stock to CGL valued at $1.55 per share or $13,500. The 2018 Renewal is cancelable upon 60 days written notice.

Shenzhen Reach Investment Development Co. (“SRID”). On March 14, 2018, we entered into a consulting agreement with SRID to assist us with identifying strategic partners, suppliers and manufacturers in China for a term of 12 months. Included with the services is a two-week trip to China to meet with potential manufacturers, which took place in April 2018. In consideration for the services, we agreed to issue to SRID, up to 174,672 shares of restricted common stock valued at approximately $80,000 over the course of the 12-month term. As of June 30, 2018, 86,900 shares have been issued.

Warrant Activity

Warrant detail for the year ended June 30, 2018 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2017	2,342,590	$1.97	0.12 - 1.55
Warrants issued	—	$—	—
Warrants exchanged	(141,643)	$0.60	—
Warrants expired	(460,157)	$2.15	—
Warrants outstanding and exercisable at June 30, 2018	1,740,790	$2.03	0.74

Warrant detail for the year ended June 30, 2017 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2016	2,804,010	$2.00	0.39 - 2.50
Warrants exchanged	(271,420)	$1.40	—
Warrants expired	(190,000)	$3.00	—
Warrants outstanding and exercisable at June 30, 2017	2,342,590	$1.97	0.12 - 1.55

Stock-based Compensation

On November 26, 2014, our board of directors approved our 2014 Equity Incentive Plan (the “2014 Plan”), which was approved by our shareholders on February 17, 2015. The 2014 Plan offers selected employees, directors, and consultants the opportunity to acquire our common stock, and serves to encourage such persons to remain employed by us and to attract new employees. The 2014 Plan allows for the award of stock and options, up to 10,000,000 shares of our common stock.

Activity in stock options during the year ended June 30, 2018 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	716,277	$1.10	7.09
Granted	2,925,106	0.78
Exercised	-
Forfeited and cancelled	(96,910)	$0.57
Outstanding at June 30, 2018	3,544,473	$0.83	8.87
Exercisable at June 30, 2018	1,356,806	$0.74	7.71

Activity in stock options during the year ended June 30, 2017 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2016	900,402	$1.13
Granted	-
Exercised	-
Forfeited and cancelled	(184,125)	$1.63
Outstanding at June 30, 2017	716,277	$1.10	7.09
Exercisable at June 30, 2017	589,476	$1.11	6.80

Stock-based compensation expense recognized in our consolidated statements of operations for the year ended June 30, 2018 and 2017, includes compensation expense for stock-based options and awards granted based on the grant date fair value. For options and awards granted, expenses are amortized under the straight-line method over the expected vesting period. Stock-based compensation expense recognized in the consolidated statements of operations has been reduced for estimated forfeitures of options that are subject to vesting. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

 Our average stock price during the year ended June 30, 2018, was $0.57, and as a result the intrinsic value of the exercisable options at June 30, 2018, was $107,000.

We allocated stock-based compensation expense included in the consolidated statements of operations for employee option grants and non-employee option grants as follows:

Years ended June 30,	2018	2017
Research and development	$96,000	$13,000
General and administrative	159,000	27,000
Total stock-based compensation expense	$255,000	$40,000

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

	2018	2017
Expected volatility	138% -143%	100%
Risk free interest rate	1.76% - 2.63%	1.31%
Forfeiture rate	20% -2 3%	17%-24%
Dividend yield	0%	0%
Expected term (years)	5	3

The remaining amount of unrecognized stock-based compensation expense at June 30, 2018 relating to outstanding stock options, is approximately $1,338,000, which is expected to be recognized over the weighted average period of 2.10 years.